Trade Payables (Tables)	6 Months Ended
Dec. 31, 2023
Trade Payables [Abstract]
Schedule of Trade Payables
	31 December 2023	30 June 2023
	RM	RM

Current
Trade payables
- Third parties	-	7,102,712